Share Capital and Share Premium (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 29, 2021 $ / shares shares	Feb. 17, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	Jun. 22, 2020 $ / shares shares	Aug. 03, 2023 $ / shares	Dec. 10, 2020 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 13, 2024 shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 22, 2021 $ / shares	Jun. 30, 2020 $ / shares
Disclosure of classes of share capital [line items]
Voting Rights							Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share.
Par value per share | $ / shares												$ 0.004
Increase (decrease) in number of shares outstanding				342,857
Exercise price of outstanding share options | $ / shares				$ 35
Share premium | $							$ 284,406	$ 284,406			$ 284,406
Maxim Group LLC [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0.004
Increase (decrease) in number of shares outstanding				51,393
Exercise price of outstanding share options | $ / shares				$ 35
Maxim Group LLC [member] | 45-day option [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0.004
Increase (decrease) in number of shares outstanding				51,429
Number Of Shares Called By Warrants				51,429
Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.004	$ 0.004	$ 0.004			$ 0.004
Increase (decrease) in number of shares outstanding	2,155,000	3,850,000	8,900,000			1,256,765
Globus Maritime Limited 2024 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued										2,000,000
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid							20,582,301	20,582,301			20,582,301
Number of shares issued							0	0			0
Par value per share | $ / shares							$ 0.004	$ 0.004			$ 0.004
Series B Preferred Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							0.001	0.001			0.001
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.001	$ 0.001			$ 0.001
Number of shares outstanding							0	0			0
Shareholders Right Agreement [Member]
Disclosure of classes of share capital [line items]
Exercise price, share options granted | $ / shares					$ 5.00
Expiration date of the Agreement					Aug. 03, 2026
Class A Warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.004	$ 0.004
Number Of Shares Called By Warrants							388,700	388,700
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity							5,550	5,550
Number Of Warrants Outstanding							388,700	388,700
PP Warrants [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding									1,291,833
Number Of Shares Called By Warrants							1,291,833	1,291,833
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity									1,291,833
Number Of Warrants Outstanding							1,291,833	1,291,833
Purchase price of outstanding warrants | $ / shares									$ 18				$ 30
December Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Shares Called By Warrants							1,270,587	1,270,587
December Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares	$ 6.25					$ 8.50
Number Of Shares Called By Warrants						1,270,587
January 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding							1,950,000	1,950,000
January 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	0.004
Exercise price of outstanding share options | $ / shares	$ 6.25
Number Of Shares Called By Warrants	1,950,000
February 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding							4,800,000	4,800,000
February 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004
Exercise price of outstanding share options | $ / shares		$ 6.25
Number Of Shares Called By Warrants		4,800,000
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding							10,000,000	10,000,000
June 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 0.004
Exercise price of outstanding share options | $ / shares			$ 5.00
Number Of Shares Called By Warrants			10,000,000